Sale of Ambow China - Assets and liabilities of discontinued operations (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Assets of Discontinued Operations
Total current assets	¥ 335,135
Total non-current assets	414,044
Liabilities classified as held for sale
Total current liabilities	526,345
Total non-current liabilities	101,023
Ambow Subsidiaries
Liabilities classified as held for sale
Deferred revenue	154,465
Ambow Subsidiaries | Discontinued Operations
Assets of Discontinued Operations
Cash and cash equivalents	188,375
Restricted cash	1,823
Short term investments, available for sale	15,764
Short term investments, held to maturity	2,000
Accounts receivable, net	14,631
Amounts due from related parties	3,103
Prepaid and other current assets, net	109,439
Total current assets	335,135
Property and equipment, net	145,513
Land use rights, net	1,685
Intangible assets, net	38,651
Goodwill	25,710
Other non-current assets, net	123,532
Operating lease right-of-use asset	73,672
Finance lease right-of-use asset	5,250
Total non-current assets	414,013
Total Assets	749,148
Liabilities classified as held for sale
Short-term borrowings	10,000
Deferred revenue	154,465
Accounts payable	12,440
Accrued and other liabilities	210,661
Income taxes payable, current	113,647
Amounts due to related parties	3,793
Operating lease liability, current	21,339
Total current liabilities	526,345
Deferred tax liabilities	4,538
Other non-current liabilities	96
Income taxes payable, non-current	21,475
Operating lease liability, non-current	74,883
Total non-current liabilities	100,992
Total liabilities	¥ 627,337